INVESTMENT PROPERTIES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Reconciliation of changes in investment property [abstract]
Balance at beginning of the year	$ 192	$ 154
Fair value adjustments	13	23
Foreign currency translation	(15)	15
Balance at December 31	190	192
Investment property completed [member] | U.K. port operation
Reconciliation of changes in investment property [abstract]
Fair value adjustments	$ 13	$ 23
Investment property completed [member] | Transport | Bottom of range | Direct Income Capitalization
Reconciliation of changes in investment property [abstract]
Capitalization rate	6.00%
Investment property completed [member] | Transport | Top of range | Direct Income Capitalization
Reconciliation of changes in investment property [abstract]
Capitalization rate	14.00%